INVENTORIES	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4:-	INVENTORIES

	December 31,
	2011	2012

Raw materials	$8,871	$7,684
Finished products	11,544	9,113

	$20,415	$16,797

In the years ended December 31, 2010, 2011 and 2012, the Group wrote-off inventories in a total amount of $ 1,113, $ 644 and $ 2,306, respectively.